Total
Guinness Atkinson Alternative Energy Fund
Alternative Energy Fund
Investment Objective
The Alternative Energy Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Energy Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson Alternative Energy Fund Guinness Atkinson Alternative Energy Fund Shares
Shareholder Fees (fees paid directly from your investment)	none	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Alternative Energy Fund Guinness Atkinson Alternative Energy Fund Shares
Management Fees:	0.80%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.22%
All Other Expenses	0.77%
Other Expenses:	0.99%
Total Annual Fund Operating Expenses:	1.79%
Recoupment of fees waived and/or expenses reimbursed :	(0.69%)	[1]
Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed :	1.10%	[1]
[1]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.10% through June 30, 2027. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Example

This Example is intended to help you compare the cost of investing in the Alternative Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund Shares | USD ($)	112	350	764	1,923

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.38% of the average value of its portfolio.

Principal Investment Strategies

The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of alternative energy companies (both U.S. and non-U.S.). The Fund will focus on a particular group of companies that the Adviser considers to be “Sustainable Energy” companies, which are companies that, in the Adviser’s view, generate, produce or provide alternative or renewable sources of energy (as compared to more traditional sources of energy that can be environmentally depletive, such as fossil fuels like oil or coal or other hydrocarbon-based fuels), or that produce, generate, transport, or deliver energy applications in a way that makes alternative or renewable energy more efficient or accessible or reduces the use of environmentally depletive energy resources. The Fund will invest in alternative energy companies including companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy. The Fund will not change this policy unless it gives shareholders at least 60 days’ notice.

In determining whether to buy or sell a portfolio position, the Adviser uses proprietary and independent research and applies traditional fundamental analysis to assess a company’s business and business prospects, market capitalization, the valuation of the company, its dividend history, its ratio of debt to equity, as well as how the company’s business relates to sustainable characteristics like growth or development of alternative or renewable energy. The Adviser conducts an independent assessment of each portfolio company’s business. The Adviser categorizes the universe of companies it deems to be Sustainable Energy companies into four key areas related to the specific aspects of the energy business. Currently, these key areas are:

Generation:	companies involved in generating sustainable energy, either pure-play companies or companies working to transition from hydrocarbon-based fuels
Installation:	companies involved in manufacturing equipment for generation and consumption of sustainable energy
Displacement:	companies involved in the displacement or improved efficient usage of existing hydrocarbon-based energy
Electrification:	companies effectuating the switching from hydrocarbon-based fuel demand towards electricity or other renewal energy sources, especially for transportation

The Fund holdings in each key area may vary and the Fund’s may invest in companies that do not fall within these key areas.

The Fund holdings in each key area may vary and the Fund’s may invest in companies that do not fall within these key areas. Currently, the Adviser considers portfolio companies’ alignment with four of the United Nations Sustainable Development Goals: Goal 7: Affordable and Clean Energy; Goal 9: Industry, Innovation and Infrastructure; Goal 11: Sustainable Cities and Communities; and Goal 13: Climate Action. The Adviser may change these considerations at any time without notice to shareholders.

Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund may invest in companies economically tied to U.S. and to foreign countries, including, potentially, companies domiciled or traded in emerging markets, including China. For more information about how the Adviser determines that a company is economically tied to a foreign country, see “More About The Funds Investment Strategies and Risks” in this Prospectus. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies.

The Fund will normally hold around 30 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Adviser will invest the Fund’s assets in securities of all market capitalization companies, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in equity securities of companies, wherever located, engaged in alternative or sustainable energy businesses.

Principal Risks
Performance

The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as two energy-sector indices that, more closely resemble the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The year-to-date return for the Fund as of March 31, 2024, was (0.52)%.

During the period shown in the bar chart, the best performance for a quarter was 39.10% (for the quarter ended December 31, 2020). The worst performance was (20.78)% (for the quarter ended March 31, 2020).

Average Annual Total Returns as of 12/31/23
Average Annual Total Returns - Guinness Atkinson Alternative Energy Fund		1 Year	5 Years	10 Years
Guinness Atkinson Alternative Energy Fund Shares		(2.39%)	17.54%	3.71%
Guinness Atkinson Alternative Energy Fund Shares | After Taxes on Distributions	[1]	(2.39%)	17.54%	3.71%
Guinness Atkinson Alternative Energy Fund Shares | After Taxes on Distributions and Sales	[1]	(1.41%)	14.26%	2.93%
MSCI World Index (Net Return) (Reflects no Deductions for Fees and Expenses)		23.79%	12.80%	8.60%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Alternative Energy Fund | Risk Lose Money [Member]
You may lose money by investing in this Fund.
Guinness Atkinson Alternative Energy Fund | Industry Risks

Industry Risks. Prices of energy, whether traditional or sustainable, may fluctuate or decline due to many factors, including international political or economic developments, real or perceived, demand for energy and sustainable energy, production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries, energy conservation projects, changes in governmental regulations affecting companies in the energy business or related lines of business, including Sustainable Energy companies, changes in technology affecting alternative or sustainable energy, and changes in tax regulations relating to energy. A decline in energy prices would likely have a negative effect on securities held by the Fund. The Fund’s focus on sustainable energy businesses exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various industries or sectors.

Guinness Atkinson Alternative Energy Fund | Equity Securities Risk

Equity Securities Risk. The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Guinness Atkinson Alternative Energy Fund | Market Risk

Market Risk. General market conditions can affect the value of the Fund’s securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Guinness Atkinson Alternative Energy Fund | Global Risks

Global Risks. The Fund invests in companies in multiple countries within the Asia Pacific region, and companies in which the Fund invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region, including supply chain events). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. This pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in restrictions on commercial activity (shutdowns), interruptions in labor and supply markets, economic stimulus packages and other governmental interventions, and reallocation of market resources. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Fund’s portfolio, including by affecting their operating capabilities or their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Guinness Atkinson Alternative Energy Fund | Investing in Non US Companies

Investing in Non US Companies. Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal, and regulatory and other risks, based on the size of their securities markets, competition for investments, interest rates, and global or foreign trade activities (restrictions and tariffs, or threats of changes to restrictions or tariffs), and changes in the global economy , such as “Brexit”, the withdrawal of the United Kingdom from the European Union (EU), as well as changes due to global or coordinated sanctions activities. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The Fund’s ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

Sensitivity to global events. Non US securities may be more sensitive to changes in global economy activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus and sanctions). Investing in non-US securities can also expose the Fund to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

Legal, Accounting, Audit and Disclosure may vary. Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities. Some foreign companies may be subject to special restrictions in U.S. markets due to non-compliance with U.S. audit inspection standards.

European Securities. The Fund may invest in companies in Europe and the United Kingdom. Companies in countries in the European Union may be more sensitive to changes as a result of Brexit, the withdrawal of the United Kingdom from the European Union. These changes could include changes in how goods, technology or services are delivered or received between the European Union countries and the United Kingdom.

Securities of Companies in Asia. The Fund may invest in securities of companies in Asia, including China and South Korea. Investments in securities of Chinese companies can be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers. Countries in Asia may be more dependent on global trade relationships; interruptions in global trade could adversely affect securities of companies in Asia.

●

Asia Pacific stock markets may experience volatility and instability, and these risks can apply to entire economies, particular sectors and particular securities. Asia Pacific stocks could rise or fall with changes in economic or political circumstances in specific countries, may fall out of favor with investors, and currencies of countries in the Asia Pacific region may decline in comparison to the U.S. dollar. Stocks economically tied to the Asia Pacific region may be more sensitive to economic, political, social or legal changes in countries in the Asia Pacific region, which could adversely affect the Fund’s investments.

China. China’s government exercises significant control over its capital markets and currency markets, including its securities markets. China is also an emerging market. The Fund’s investments may be affected by currency and exchange rate fluctuations, price volatility, illiquidity and trading restrictions, which can differ between China’s stock exchanges and stock exchanges that list securities of companies economically tied to China. Changes in the regulatory, monetary or socioeconomic policies in China, and limitations on access to China issuers (including limitations on access through variable interest entities (VIEs)), could adversely affect the Fund’s investments in China. Foreign investors, such as the Fund, may face different risks than domestic investors when investing in companies in China, especially with respect to lack of transparency, fraud, volatility, corporate incentives, macro-economic shocks, national security and changes in US-China policy. China’s policies can also impact securities of companies economically tied to Hong Kong and Taiwan. See “Additional Risks of Investing in our Funds” for specific risks of investing in companies economically tied to China.

South Korea. South Korea’s economy is sensitive to changes in international trade, and could be adversely affected if there is a downturn in export markets globally. Substantial political tensions exist between North Korea and South Korea. South Korea’s economy and South Korean companies could be adversely affected by increases in tension between North Korea and South Korea.

Guinness Atkinson Alternative Energy Fund | Currency and Currency Exchange Risks

Currency and Currency Exchange Risks. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Foreign currencies may fluctuate against the US Dollar and some foreign currencies are more volatile, especially during times of economic stress, and foreign countries may limit trading or repatriation of currencies. The Fund’s NAV could be affected by a change in foreign currency exchange rates. The Fund may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities. The Fund’s NAV shares could decline if the foreign currency of a market in which the Fund invests declines against the US Dollar.

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Guinness Atkinson Alternative Energy Fund | Foreign Securities Market Risks

Foreign Securities Market Risks. Foreign securities markets generally have lower trading volumes than US markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund’s holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The Fund’s investments in securities traded on foreign markets could make this Fund more risky than a fund that only invests in securities traded on US exchanges.

Guinness Atkinson Alternative Energy Fund | Emerging Markets Risks

Emerging Markets Risks. The Fund may invest in companies in emerging markets, including China. Emerging market countries generally have less established economies, smaller capital markets and greater social, economic, regulatory or political risks. These factors could contribute to increased volatility, liquidity risks and valuation risks. These risks apply to direct holdings in foreign companies and holdings in depository receipts for foreign companies.

Guinness Atkinson Alternative Energy Fund | Expropriation Risk

Expropriation Risk. Investments in foreign countries are subject to expropriation risk, and the risk that foreign governments act to limit investment in foreign securities, through exchange controls, currency restrictions and taxation. There can be limits on the Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

Guinness Atkinson Alternative Energy Fund | Management Risk
Management Risk. The Fund’s strategy may not achieve its investment objective; portfolio manager judgments about securities may be incorrect or the Adviser might not properly implement the strategy.
Guinness Atkinson Alternative Energy Fund | Capitalization Risk

Capitalization Risk. The Fund invests in companies with a range of capitalizations, including small cap (under US$1 billion), medium cap (under US$5 billion) and large cap. Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

Guinness Atkinson Alternative Energy Fund | Liquidity Risk

Liquidity Risk. The Fund invests in securities, which may become illiquid, and there is liquidity risk associated with each Fund’s own shares. Securities in which a Fund invests could become illiquid, which means that the securities cannot be sold with seven days under current market conditions without significantly affecting the price at which the investment is carried on the Fund’s books. Investments that become illiquid may be more difficult to value. The Fund may be more sensitive to this risk because it invests in non-US securities. Some of the foreign markets in which the Fund invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the Fund’s shares to trade at a premium or discount. The Fund has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

Guinness Atkinson Alternative Energy Fund | Fund Cybersecurity Risk

Fund Cybersecurity Risk. Cybersecurity risk applies to the Fund, its service providers and the companies in which the Fund invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Guinness Atkinson Asia Focus Fund
Asia Focus Fund
Investment Objective
The Asia Focus Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Focus Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson Asia Focus Fund Guinness Atkinson Asia Focus Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Asia Focus Fund Guinness Atkinson Asia Focus Fund Shares
Management Fees:	1.00%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.11%
All Other Expenses	1.32%
Other Expenses:	1.43%
Total Annual Fund Operating Expenses:	2.43%	[1]
Fee Waiver/Expense Reimbursement:	(0.45%)	[1]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement :	1.98%	[1]
[1]	The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.98% through June 30, 2027. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Example

This Example is intended to help you compare the cost of investing in the Asia Focus Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund Shares | USD ($)	201	621	1,166	2,657

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.04% of the average value of its portfolio.

Principal Investment Strategies

The Asia Focus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of companies that are tied economically to countries in Asia excluding Japan. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions the Asia Focus Fund will invest in securities of companies in at least four different countries in Asia, which may be developed or emerging markets and which may include China, Hong Kong, Taiwan, South Korea, Singapore, Thailand, Malaysia, Philippines, Vietnam, Indonesia, India, Pakistan, Bangladesh, and Sri Lanka. For more information about how the Adviser determines that a company is economically tied to the Asia Pacific region, see section “More About Each Fund’s Investment Strategies and Risks” in this Prospectus. The Fund’s allocations among countries may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund will invest in companies in emerging market countries.

The Fund may invest up to 20% of its portfolio in securities of companies that are outside of Asia. These companies will generally be in the developed markets, including in the US and the UK.

The Fund will normally hold around 35 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any market capitalization size, but under normal conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in Asian companies (excluding Japan).

Principal Risks
Performance

The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The year-to-date return for the Fund as of March 31, 2024, was (1.82)%.

During the period shown in the bar chart, the best performance for a quarter was 20.34% (for the quarter ended December 31, 2020). The worst performance was (20.97)% (for the quarter ended March 31, 2020).

Average Annual Total Returns as of 12/31/23
Average Annual Total Returns - Guinness Atkinson Asia Focus Fund		1 Year	5 Years	10 Years
Guinness Atkinson Asia Focus Fund Shares		5.95%	3.05%	2.96%
Guinness Atkinson Asia Focus Fund Shares | After Taxes on Distributions	[1]	5.79%	1.95%	2.19%
Guinness Atkinson Asia Focus Fund Shares | After Taxes on Distributions and Sales	[1]	3.86%	2.67%	2.53%
MSCI AC Far East ex Japan Index (Net Return) (Reflects No Deductions for Fees and Expenses)		3.00%	2.18%	2.91%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Asia Focus Fund | Risk Lose Money [Member]
You can lose money by investing in this Fund.
Guinness Atkinson Asia Focus Fund | Equity Securities Risk

Equity Securities Risk. The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Guinness Atkinson Asia Focus Fund | Market Risk

Market Risk. General market conditions can affect the value of the Fund’s securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Guinness Atkinson Asia Focus Fund | Global Risks

Global Risks. The Fund invests in companies in multiple countries within the Asia Pacific region, and companies in which the Fund invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region including supply chain events). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. This pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in restrictions on commercial activity (shutdowns), interruptions in labor and supply markets, economic stimulus packages and other governmental interventions, and reallocation of market resources. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Fund’s portfolio, including by affecting their operating capabilities or their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Guinness Atkinson Asia Focus Fund | Investing in Non US Companies

Investing in Non US Companies. Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal, and regulatory and other risks, based on the size of their securities markets, competition for investments, interest rates, and global or foreign trade activities (restrictions and tariffs, or threats of changes to restrictions or tariffs), and changes in the global economy , such as “Brexit”, the withdrawal of the United Kingdom from the European Union (EU). Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The Fund’s ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

Sensitivity to global events. Non US securities may be more sensitive to changes in global economy activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus and sanctions). Investing in non-US securities can also expose the Fund to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

Legal, Accounting, Audit and Disclosure may vary. Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities. Some foreign companies may be subject to special restrictions in U.S. markets due to non-compliance with U.S. audit inspection standards.

Guinness Atkinson Asia Focus Fund | Currency and Currency Exchange Risks

Currency and Currency Exchange Risks. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Foreign currencies may fluctuate against the US Dollar and some foreign currencies are more volatile, especially during times of economic stress, and foreign countries may limit trading or repatriation of currencies. The Fund’s NAV could be affected by a change in foreign currency exchange rates. The Fund may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities. The Fund’s NAV could decline if the foreign currency of a market in which the Fund invests declines against the US Dollar.

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Guinness Atkinson Asia Focus Fund | Foreign Securities Market Risks

Foreign Securities Market Risks. Foreign securities markets generally have lower trading volumes than US markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund’s holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The Fund’s investments in securities traded on foreign markets could make this Fund more risky than a fund that only invests in securities traded on US exchanges.

Guinness Atkinson Asia Focus Fund | Emerging Markets Risks

Emerging Markets Risks. The Fund may invest in companies in emerging markets, including China. Emerging market countries generally have less established economies, smaller capital markets and greater social, economic, regulatory or political risks. These factors could contribute to increased volatility, liquidity risks and valuation risks. These risks apply to direct holdings in foreign companies and holdings in depository receipts for foreign companies.

Guinness Atkinson Asia Focus Fund | Expropriation Risk

Expropriation Risk. Investments in foreign countries are subject to expropriation risk, and the risk that foreign governments act to limit investment in foreign securities, through exchange controls, currency restrictions and taxation. There can be limits on the Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

Guinness Atkinson Asia Focus Fund | Management Risk
Management Risk. The Fund’s strategy may not achieve its investment objective; portfolio manager judgments about securities may be incorrect or the Adviser might not properly implement the strategy.
Guinness Atkinson Asia Focus Fund | Capitalization Risk

Capitalization Risk. The Fund invests in companies with a range of capitalizations, including small cap (under US$1 billion), medium cap (under US$5 billion) and large cap. Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

Guinness Atkinson Asia Focus Fund | Liquidity Risk

Liquidity Risk. The Fund invests in securities, which may become illiquid, and there is liquidity risk associated with each Fund’s own shares. Securities in which a Fund invests could become illiquid, which means that the securities cannot be sold with seven days under current market conditions without significantly affecting the price at which the investment is carried on the Fund’s books. Investments that become illiquid may be more difficult to value. The Fund may be more sensitive to this risk because it invests in non-US securities. Some of the foreign markets in which the Fund invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the Fund’s shares to trade at a premium or discount. The Fund has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

Guinness Atkinson Asia Focus Fund | Fund Cybersecurity Risk

Fund Cybersecurity Risk. Cybersecurity risk applies to the Fund, its service providers and the companies in which the Fund invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Guinness Atkinson Asia Focus Fund | Geographic Focus Risk

Geographic Focus Risk. The Fund’s investments are concentrated in the Asia region excluding Japan, and therefore, the Fund’s portfolio holdings may be more sensitive to social, political and economic conditions in Asia than a Fund with a more geographically diverse investment portfolio.

Guinness Atkinson Asia Focus Fund | Risks of Investing in Asia Pacific Securities

Risks of Investing in Asia Pacific Securities. Asia Pacific stock markets may experience volatility and instability, and these risks can apply to entire economies, particular sectors and particular securities. Asia Pacific stocks could rise or fall with changes in economic or political circumstances in specific countries, may fall out of favor with investors, and currencies of countries in the Asia Pacific region may decline in comparison to the U.S. dollar. Stocks economically tied to the Asia Pacific region may be more sensitive to economic, political, social or legal changes in countries in the Asia Pacific region, which could adversely affect the Fund’s investments.

Australia. Australia’s economy is more dependent than others on exports, especially in commodities, and key trading relationships with the US, China, Japan, Singapore, the UK and other European countries. Reduction in demand for commodities and services could adversely affect companies in Australia.

China. China’s government exercises significant control over its capital markets and currency markets, including its securities markets. China is also an emerging market. The Fund’s investments may be affected by currency and exchange rate fluctuations, price volatility, illiquidity and trading restrictions, which can differ between China’s stock exchanges and stock exchanges that list securities of companies economically tied to China. Changes in the regulatory, monetary or socioeconomic policies in China, and limitations on access to China issuers (including limitations on access through variable interest entities (VIEs)), could adversely affect the Fund’s investments in China. Foreign investors, such as the Fund, may face different risks than domestic investors when investing in companies in China, especially with respect to lack of transparency, fraud, volatility, corporate incentives, macro-economic shocks, national security and changes in US-China policy. China’s policies can also impact securities of companies economically tied to Hong Kong and Taiwan. See “Additional Risks of Investing in our Funds” for specific risks of investing in companies economically tied to China.

Hong Kong. Hong Kong companies could be adversely affected by changes in Hong Kong’s relationship with China, of which Hong Kong is a special administrative district. Recent changes in the political and legal structure in Hong Kong (but not the economic structure) could adversely affect companies in Hong Kong. Global reaction to China’s actions with respect to Hong Kong could also adversely affect the Fund’s investments in companies economically tied to Hong Kong. See “Additional Risks of Investing in our Funds” for specific risks of investing in companies economically tied to Hong Kong.

Singapore. Singapore’s economy relies heavily on exports and trade relationships with other countries. Singapore companies could be adversely affected by changes in its relationships with other countries in the Asia-Pacific region, as well as economic or political developments in other Asian nations that are key trading partners of Singapore.

Taiwan. Taiwan’s economy is more sensitive than others to changes in exports and global trading, and to tensions in Taiwan’s relationship with China. Taiwan is more dependent than other countries on imports of raw materials. Tensions between Taiwan and China over Taiwan’s independence could materially adversely affect companies in Taiwan.

Guinness Atkinson China & Hong Kong Fund
China & Hong Kong Fund
Investment Objective
The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson China & Hong Kong Fund Guinness Atkinson China & Hong Kong Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson China & Hong Kong Fund Guinness Atkinson China & Hong Kong Fund Shares
Management Fees:	1.00%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.11%
Interest Expense	0.01%
All Other Expenses	0.70%
Other Expenses:	0.82%
Total Annual Fund Operating Expenses:	1.82%

Example

This Example is intended to help you compare the cost of investing in the China & Hong Kong Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund Shares | USD ($)	185	573	985	2,137

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.18% of the average value of its portfolio.

Principal Investment Strategies

The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s allocations among companies may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting its selection criteria).

The Fund will normally hold around 35 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Fund may invest in companies of any market capitalization size, but under normal conditions, the Fund will invest in companies with a minimum market capitalization of $500 million, including companies in emerging markets. The Fund’s currency is US Dollars, while most of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in securities of companies traded in or economically tied to China and Hong Kong.

Principal Risks
Performance

The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of three broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The year-to-date return for the Fund as of March 31, 2024, was (5.05)%.

During the period shown in the bar chart, the best performance for a quarter was 18.30% (for the quarter ended December 31, 2019). The worst performance was (24.79)% (for the quarter ended September 30, 2022).

Average Annual Total Returns as of 12/31/23
Average Annual Total Returns - Guinness Atkinson China & Hong Kong Fund		1 Year	5 Years	10 Years
Guinness Atkinson China & Hong Kong Fund Shares		(14.51%)	(1.94%)	0.04%
Guinness Atkinson China & Hong Kong Fund Shares | After Taxes on Distributions	[1]	(14.57%)	(3.33%)	(1.96%)
Guinness Atkinson China & Hong Kong Fund Shares | After Taxes on Distributions and Sales	[1]	(8.39%)	(1.18%)	0.21%
Hang Seng Composite Index Total Return		(10.69%)	(2.72%)	0.79%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson China & Hong Kong Fund | Risk Lose Money [Member]
You can lose money by investing in this Fund.
Guinness Atkinson China & Hong Kong Fund | Equity Securities Risk

Equity Securities Risk. The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Guinness Atkinson China & Hong Kong Fund | Market Risk

Market Risk. General market conditions can affect the value of the Fund’s securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Guinness Atkinson China & Hong Kong Fund | Global Risks

Global Risks. The Fund invests in companies in multiple countries within the Asia Pacific region, and companies in which the Fund invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region, including supply chain events). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. This pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in restrictions on commercial activity (shutdowns), interruptions in labor and supply markets, economic stimulus packages and other governmental interventions, and reallocation of market resources. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Fund’s portfolio, including by affecting their operating capabilities or their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Guinness Atkinson China & Hong Kong Fund | Investing in Non US Companies

Investing in Non US Companies. Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal, and regulatory and other risks, based on the size of their securities markets, competition for investments, interest rates, and global or foreign trade activities (restrictions and tariffs, or threats of changes to restrictions or tariffs), and changes in the global economy , such as “Brexit”, the withdrawal of the United Kingdom from the European Union (EU). Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The Fund’s ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

Sensitivity to global events. Non US securities may be more sensitive to changes in global economy activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus and sanctions). Investing in non-US securities can also expose the Fund to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

Legal, Accounting, Audit and Disclosure may vary. Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities. Some foreign companies may be subject to special restrictions in U.S. markets due to non-compliance with U.S. audit inspection standards.

Guinness Atkinson China & Hong Kong Fund | Currency and Currency Exchange Risks

Currency and Currency Exchange Risks. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Foreign currencies may fluctuate against the US Dollar and some foreign currencies are more volatile, especially during times of economic stress, and foreign countries may limit trading or repatriation of currencies. The Fund’s NAV could be affected by a change in foreign currency exchange rates. The Fund may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities. The Fund’s NAV could decline if the foreign currency of a market in which the Fund invests declines against the US Dollar.

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Guinness Atkinson China & Hong Kong Fund | Foreign Securities Market Risks

Foreign Securities Market Risks. Foreign securities markets generally have lower trading volumes than US markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund’s holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The Fund’s investments in securities traded on foreign markets could make this Fund more risky than a fund that only invests in securities traded on US exchanges.

Guinness Atkinson China & Hong Kong Fund | Emerging Markets Risks

Emerging Markets Risks. The Fund may invest in companies in emerging markets, including China. Emerging market countries generally have less established economies, smaller capital markets and greater social, economic, regulatory or political risks. These factors could contribute to increased volatility, liquidity risks and valuation risks. These risks apply to direct holdings in foreign companies and holdings in depository receipts for foreign companies.

Guinness Atkinson China & Hong Kong Fund | Expropriation Risk

Expropriation Risk. Investments in foreign countries are subject to expropriation risk, and the risk that foreign governments act to limit investment in foreign securities, through exchange controls, currency restrictions and taxation. There can be limits on the Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

Guinness Atkinson China & Hong Kong Fund | Management Risk
Management Risk. The Fund’s strategy may not achieve its investment objective; portfolio manager judgments about securities may be incorrect or the Adviser might not properly implement the strategy.
Guinness Atkinson China & Hong Kong Fund | Capitalization Risk

Capitalization Risk. The Fund invests in companies with a range of capitalizations, including small cap (under US$1 billion), medium cap (under US$5 billion) and large cap. Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

Guinness Atkinson China & Hong Kong Fund | Liquidity Risk

Liquidity Risk. The Fund invests in securities, which may become illiquid, and there is liquidity risk associated with each Fund’s own shares. Securities in which a Fund invests could become illiquid, which means that the securities cannot be sold with seven days under current market conditions without significantly affecting the price at which the investment is carried on the Fund’s books. Investments that become illiquid may be more difficult to value. The Fund may be more sensitive to this risk because it invests in non-US securities. Some of the foreign markets in which the Fund invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the Fund’s shares to trade at a premium or discount. The Fund has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

Guinness Atkinson China & Hong Kong Fund | Fund Cybersecurity Risk

Fund Cybersecurity Risk. Cybersecurity risk applies to the Fund, its service providers and the companies in which the Fund invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund, please see the Principal Risks, Risks of Investing in Asia, and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Guinness Atkinson China & Hong Kong Fund | Geographic Focus Risk

Geographic Focus Risk. The Fund’s investments are concentrated in companies that are economically tied to China and Hong Kong. The Fund’s portfolio holdings may be more sensitive to social, political and economic conditions in China and Hong Kong as compared to a Fund with a more geographically diverse investment portfolio.

Guinness Atkinson China & Hong Kong Fund | Risks Of Investing In China And Hong Kong [Member]

Risks of Investing in China and Hong Kong. The stock markets of China and Hong Kong may experience volatility and instability, which may cause a security to be worth more or less than it was at the time of purchase, and these risks can apply to particular sectors and particular securities and to entire markets. China and Hong Kong stocks could rise or fall with changes in economic or political circumstances in these countries, including in their global interactions, and these stocks may fall out of favor with investors, and the Renminbi-Yuan and the Hong Kong Dollar may decline in comparison to the U.S. dollar.

China. China’s government exercises significant control over its capital markets and currency markets, including its securities markets. China is also an emerging market. The Fund’s investments may be affected by currency and exchange rate fluctuations, price volatility, illiquidity and trading restrictions, which can differ between China’s stock exchanges and stock exchanges that list securities of companies economically tied to China. Changes in the regulatory, monetary or socioeconomic policies in China, and limitations on access to China issuers (including limitations on access through variable interest entities (VIEs)), could adversely affect the Fund’s investments in China. Foreign investors, such as the Fund, may face different risks than domestic investors when investing in companies in China, especially with respect to lack of transparency, fraud, volatility, corporate incentives, macro-economic shocks, national security and changes in US-China policy. China’s policies can also impact securities of companies economically tied to Hong Kong and Taiwan. See “Additional Risks of Investing in our Funds” for specific risks of investing in companies economically tied to China.

Hong Kong. Hong Kong companies could be adversely affected by changes in Hong Kong’s relationship with China, of which Hong Kong is a special administrative district. Recent changes in the political and legal structure in Hong Kong (but not the economic structure) could adversely affect companies in Hong Kong. Global reaction to China’s actions with respect to Hong Kong could also adversely affect the Fund’s investments in companies economically tied to Hong Kong. See “Additional Risks of Investing in our Funds” for specific risks of investing in companies economically tied to Hong Kong.

Guinness Atkinson Global Energy Fund
Global Energy Fund
Investment Objective
The Global Energy Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Energy Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson Global Energy Fund Guinness Atkinson Global Energy Fund Shares
Shareholder Fees (fees paid directly from your investment)	none	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Global Energy Fund Guinness Atkinson Global Energy Fund Shares
Management Fees:	0.75%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.22%
Interest Expense	0.02%
All Other Expenses	1.14%
Other Expenses:	1.38%
Total Annual Fund Operating Expenses:	2.13%
Fee Waiver/Expense Reimbursement:	(0.66%)	[1]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement :	1.47%	[1]
[1]	The Adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 1.45% through June 30, 2027. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Example

This Example is intended to help you compare the cost of investing in the Global Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund Shares | USD ($)	150	465	951	2,295

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.45% of the average value of its portfolio.

Principal Investment Strategies

The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in publicly-traded equity securities of both U.S. and non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria).

The Fund will normally hold around 30 positions of approximately equal weight, but the portfolio may vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Adviser will invest the Fund’s assets in securities of all market capitalization companies, but under normal market conditions, the Fund will invest in companies with a minimum market capitalization of $500 million. The Fund will invest in companies economically tied to U.S. and to foreign countries, including, potentially, companies domiciled or traded in emerging markets. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long term capital appreciation primarily through investments in companies engaged in the exploration, production or distribution of oil, gas and other energy sources.

Principal Risks
Performance

The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as energy sector index that, more closely resembles the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The year-to-date return for the Fund as of March 31, 2024, was 10.19%.

During the period shown in the bar chart, the best performance for a quarter was 30.90% (for the quarter ended December 31, 2020). The worst performance was (48.98)% (for the quarter ended March 31, 2020).

Average Annual Total Returns as of 12/31/23
Average Annual Total Returns - Guinness Atkinson Global Energy Fund		1 Year	5 Years	10 Years
Guinness Atkinson Global Energy Fund Shares		2.60%	7.88%	(1.34%)
Guinness Atkinson Global Energy Fund Shares | After Taxes on Distributions	[1]	2.12%	7.56%	(1.59%)
Guinness Atkinson Global Energy Fund Shares | After Taxes on Distributions and Sales	[1]	2.80%	6.39%	(0.90%)
MSCI World Energy Index (Net Return) (Reflects No Deductions for Fees and Expenses)		2.54%	9.89%	2.03%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Global Energy Fund | Risk Lose Money [Member]
You can lose money by investing in this Fund.
Guinness Atkinson Global Energy Fund | Equity Securities Risk

Equity Securities Risk. The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Guinness Atkinson Global Energy Fund | Market Risk

Market Risk. General market conditions can affect the value of the Fund’s securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Guinness Atkinson Global Energy Fund | Global Risks

Global Risks. The Fund invests in companies in multiple countries within the Asia Pacific region, and companies in which the Fund invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region, including supply chain events). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. This pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in restrictions on commercial activity (shutdowns), interruptions in labor and supply markets, economic stimulus packages and other governmental interventions, and reallocation of market resources. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Fund’s portfolio, including by affecting their operating capabilities or their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Guinness Atkinson Global Energy Fund | Investing in Non US Companies

Investing in Non US Companies. Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal, and regulatory and other risks, based on the size of their securities markets, competition for investments, interest rates, and global or foreign trade activities (restrictions and tariffs, or threats of changes to restrictions or tariffs), and changes in the global economy , such as “Brexit”, the withdrawal of the United Kingdom from the European Union (EU). Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The Fund’s ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

Sensitivity to global events. Non US securities may be more sensitive to changes in global economy activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus and sanctions). Investing in non-US securities can also expose the Fund to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

Legal, Accounting, Audit and Disclosure may vary. Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities. Some foreign companies may be subject to special restrictions in U.S. markets due to non-compliance with U.S. audit inspection standards.

Canada. The US is Canada’s largest trading partner of the US and Canada’s economy is closed linked to the US economy. Natural resources including energy and energy-related products and commodities are significant contributors to Canada’s economy. The Fund’s investments in Canadian companies could be adversely affected by volatility or declines in demand for energy and global demand for commodities produced by Canada.

China. China’s government exercises significant control over its capital markets and currency markets, including its securities markets. China is also an emerging market. The Fund’s investments may be affected by currency and exchange rate fluctuations, price volatility, illiquidity and trading restrictions, which can differ between China’s stock exchanges and stock exchanges that list securities of companies economically tied to China. Changes in the regulatory, monetary or socioeconomic policies in China, and limitations on access to China issuers (including limitations on access through variable interest entities (VIEs)), could adversely affect the Fund’s investments in China. Foreign investors, such as the Fund, may face different risks than domestic investors when investing in companies in China, especially with respect to lack of transparency, fraud, volatility, corporate incentives, macro-economic shocks, national security and changes in US-China policy. China’s policies can also impact securities of companies economically tied to Hong Kong and Taiwan. See “Additional Risks of Investing in our Funds” for specific risks of investing in companies economically tied to China.

Guinness Atkinson Global Energy Fund | Currency and Currency Exchange Risks

Currency and Currency Exchange Risks. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Foreign currencies may fluctuate against the US Dollar and some foreign currencies are more volatile, especially during times of economic stress, and foreign countries may limit trading or repatriation of currencies. The Fund’s NAV could be affected by a change in foreign currency exchange rates. The Fund may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities. The Fund’s NAV could decline if the foreign currency of a market in which the Fund invests declines against the US Dollar.

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee),

trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Guinness Atkinson Global Energy Fund | Foreign Securities Market Risks

Foreign Securities Market Risks. Foreign securities markets generally have lower trading volumes than US markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund’s holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The Fund’s investments in securities traded on foreign markets could make this Fund more risky than a fund that only invests in securities traded on US exchanges.

Guinness Atkinson Global Energy Fund | Emerging Markets Risks

Emerging Markets Risks. The Fund may invest in companies in emerging markets including China. Emerging market countries generally have less established economies, smaller capital markets and greater social, economic, regulatory or political risks. These factors could contribute to increased volatility, liquidity risks and valuation risks. These risks apply to direct holdings in foreign companies and holdings in depository receipts for foreign companies.

Guinness Atkinson Global Energy Fund | Expropriation Risk

Expropriation Risk. Investments in foreign countries are subject to expropriation risk, and the risk that foreign governments act to limit investment in foreign securities, through exchange controls, currency restrictions and taxation. There can be limits on the Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

Guinness Atkinson Global Energy Fund | Management Risk
Management Risk. The Fund’s strategy may not achieve its investment objective; portfolio manager judgments about securities may be incorrect or the Adviser might not properly implement the strategy.
Guinness Atkinson Global Energy Fund | Capitalization Risk

Capitalization Risk. The Fund invests in companies with a range of capitalizations, including small cap (under US$1 billion), medium cap (under US$5 billion) and large cap. Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

Guinness Atkinson Global Energy Fund | Liquidity Risk

Liquidity Risk. The Fund invests in securities, which may become illiquid, and there is liquidity risk associated with each Fund’s own shares. Securities in which a Fund invests could become illiquid, which means that the securities cannot be sold with seven days under current market conditions without significantly affecting the price at which the investment is carried on the Fund’s books. Investments that become illiquid may be more difficult to value. The Fund may be more sensitive to this risk because it invests in non-US securities. Some of the foreign markets in which the Fund invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the Fund’s shares to trade at a premium or discount. The Fund has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

Guinness Atkinson Global Energy Fund | Fund Cybersecurity Risk

Fund Cybersecurity Risk. Cybersecurity risk applies to the Fund, its service providers and the companies in which the Fund invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Guinness Atkinson Global Energy Fund | Energy Industry Risks

Energy Industry Risks. Prices of energy, including traditional sources of energy such as oil, gas, or electricity, and alternative energy, may fluctuate or decline due to many factors, including international political developments, real or perceived, demand for energy and sustainable energy, production and distribution policies of the OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries, energy conservation projects, changes in governmental regulations affecting companies in the energy business or related lines of business, including sustainable energy companies, , and changes in technology affecting businesses, changes in tax regulations relating to energy, and limitations or incentives affecting particular energy sources. A decline in energy prices would likely have a negative effect on securities held by the Fund. The Fund’s focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various sectors.

Guinness Atkinson Global Innovators Fund
Global Innovators Fund
Investment Objective
The Global Innovators Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Innovators Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Guinness Atkinson Global Innovators Fund		Investor Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	[1]	none	none
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Guinness Atkinson Global Innovators Fund		Investor Class	Institutional Class
Management Fees:		0.75%	0.75%
Distribution (12b-1) Fees:		none	none
Shareholder Servicing Plan Fees		0.22%	none
All Other Expenses		0.31%	0.38%
Other Expenses:		0.53%	0.38%
Total Annual Fund Operating Expenses:		1.28%	1.13%
Fee Waiver/Expense Reimbursement:	[1]	(0.04%)	(0.14%)
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement :	[1]	1.24%	0.99%
[1]	The Adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short position and extraordinary expenses) in order to limit the Total Annual Operating Expenses for Investor Class shares and for Institutional Class shares to 1.24% and 0.99% respectively through June 30, 2027. For each share class to the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Example

This Example is intended to help you compare the cost of investing in the Global Innovators Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Guinness Atkinson Global Innovators Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	126	398	695	1,538
Institutional Class	101	315	564	1,320

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.77% of the average value of its portfolio.

Principal Investment Strategies

The Global Innovators Fund invests in publicly-traded equity securities of companies that the Adviser believes are positioned for growth due to advances in technology, communications, globalism or innovative management. The Fund invests in companies that the Adviser believes can create value through original thinking. The Fund will consider all companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union. The Fund also may consider investments in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico. The Fund considers “emerging stock markets” to be stock markets in countries considered to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P, MSCI).

The Fund will normally hold around 35 positions of approximately equal weight. The Fund may invest in companies of any capitalization size. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in companies, wherever located, that the Adviser believes are positioned to benefit from innovations in technology, communication, globalism or management strategies.

Principal Risks
Performance

The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the performance of the Fund’s Investor Class shares has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

The year-to-date return for the Fund as of March 31, 2024, was 12.23%.

During the period shown in the bar chart, the best performance for a quarter was 27.36% (for the quarter ended June 30, 2020). The worst performance was (19.73)% (for the quarter ended June 30, 2022).

Average Annual Total Returns as of 12/31/23
Average Annual Total Returns - Guinness Atkinson Global Innovators Fund		1 Year	5 Years	10 Years
Investor Class		39.34%	17.31%	11.52%
Investor Class | After Taxes on Distributions	[1]	38.06%	15.22%	10.09%
Investor Class | After Taxes on Distributions and Sales	[1]	24.13%	13.81%	9.27%
Institutional Class	[2]	39.70%	17.60%	11.75%
MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)		23.79%	12.81%	8.63%
Nasdaq Composite Index		44.79%	18.76%	14.85%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown for Investor Class Shares only and after-tax returns for classes other than Investor Class will vary from returns shown for Investor Class.
[2]	The Fund’s Institutional Class shares were issued on December 31, 2015. Performance information shown for the Institutional Class prior to December 31, 2015, is based on the performance of the Investor Class.

Guinness Atkinson Global Innovators Fund | Risk Lose Money [Member]
You can lose money by investing in this Fund.
Guinness Atkinson Global Innovators Fund | Industry Risks

Industry Risks. The technology, internet and communications industries or sectors are extremely competitive and subject to rapid rates of change. The competitive nature of these industries or sectors and rapid rate of change places a challenge on the management of these companies to be successful. The Fund may have more investments in these areas than other equity funds that do not focus on companies implementing innovation.

Guinness Atkinson Global Innovators Fund | Equity Securities Risk

Equity Securities Risk. The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Guinness Atkinson Global Innovators Fund | Market Risk

Market Risk. General market conditions can affect the value of the Fund’s securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Guinness Atkinson Global Innovators Fund | Global Risks

Global Risks. The Fund invests in companies in multiple countries within the Asia Pacific region, and companies in which the Fund invests may experience differing outcomes with respect to safety and security, economic uncertainties, natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region, including supply chain events). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. This pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in restrictions on commercial activity (shutdowns), interruptions in labor and supply markets, economic stimulus packages and other governmental interventions, and reallocation of market resources. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Fund’s portfolio, including by affecting their operating capabilities or their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Guinness Atkinson Global Innovators Fund | Investing in Non US Companies

Investing in Non US Companies. Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal, and regulatory and other risks, based on the size of their securities markets, competition for investments, interest rates, and global or foreign trade activities (restrictions and tariffs, or threats of changes to restrictions or tariffs), and changes in the global economy , such as “Brexit”, the withdrawal of the United Kingdom from the European Union (EU). Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The Fund’s ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

Sensitivity to global events . Non US securities may be more sensitive to changes in global economy activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus and sanctions). Investing in non-US securities can also expose the Fund to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

Legal, Accounting, Audit and Disclosure may vary. Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities. Some foreign companies may be subject to special restrictions in U.S. markets due to non-compliance with U.S. audit inspection standards.

China. China’s government exercises significant control over its capital markets and currency markets, including its securities markets. China is also an emerging market. The Fund’s investments may be affected by currency and exchange rate fluctuations, price volatility, illiquidity and trading restrictions, which can differ between China’s stock exchanges and stock exchanges that list securities of companies economically tied to China. Changes in the regulatory, monetary or socioeconomic policies in China, and limitations on access to China issuers (including limitations on access through variable interest entities (VIEs)), could adversely affect the Fund’s investments in China. Foreign investors, such as the Fund, may face different risks than domestic investors when investing in companies in China, especially with respect to lack of transparency, fraud, volatility, corporate incentives, macro-economic shocks, national security and changes in US-China policy. China’s policies can also impact securities of companies economically tied to Hong Kong and Taiwan. See “Additional Risks of Investing in our Funds” for specific risks of investing in companies economically tied to China.

Guinness Atkinson Global Innovators Fund | Currency and Currency Exchange Risks

Currency and Currency Exchange Risks. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Foreign currencies may fluctuate against the US Dollar and some foreign currencies are more volatile, especially during times of economic stress, and foreign countries may limit trading or repatriation of currencies. The Fund’s NAV could be affected by a change in foreign currency exchange rates. The Fund may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities. The Fund’s NAV could decline if the foreign currency of a market in which the Fund invests declines against the US Dollar.

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Guinness Atkinson Global Innovators Fund | Foreign Securities Market Risks

Foreign Securities Market Risks. Foreign securities markets generally have lower trading volumes than US markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund’s holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The Fund’s investments in securities traded on foreign markets could make this Fund more risky than a fund that only invests in securities traded on US exchanges.

Guinness Atkinson Global Innovators Fund | Emerging Markets Risks

Emerging Markets Risks. The Fund may invest in companies in emerging markets, including China. Emerging market countries generally have less established economies, smaller capital markets and greater social, economic, regulatory or political risks. These factors could contribute to increased volatility, liquidity risks and valuation risks. These risks apply to direct holdings in foreign companies and holdings in depository receipts for foreign companies.

Guinness Atkinson Global Innovators Fund | Expropriation Risk

Expropriation Risk. Investments in foreign countries are subject to expropriation risk, and the risk that foreign governments act to limit investment in foreign securities, through exchange controls, currency restrictions and taxation. There can be limits on the Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

Guinness Atkinson Global Innovators Fund | Management Risk
Management Risk. The Fund’s strategy may not achieve its investment objective; portfolio manager judgments about securities may be incorrect or the Adviser might not properly implement the strategy.
Guinness Atkinson Global Innovators Fund | Capitalization Risk

Capitalization Risk. The Fund invests in companies with a range of capitalizations, including small cap (under US$1 billion), medium cap (under US$5 billion) and large cap. Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

Guinness Atkinson Global Innovators Fund | Liquidity Risk

Liquidity Risk. The Fund invests in securities, which may become illiquid, and there is liquidity risk associated with each Fund’s own shares. Securities in which a Fund invests could become illiquid, which means that the securities cannot be sold with seven days under current market conditions without significantly affecting the price at which the investment is carried on the Fund’s books. Investments that become illiquid may be more difficult to value. The Fund may be more sensitive to this risk because it invests in non-US securities. Some of the foreign markets in which the Fund invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the Fund’s shares to trade at a premium or discount. The Fund has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

Guinness Atkinson Global Innovators Fund | Fund Cybersecurity Risk

Fund Cybersecurity Risk. Cybersecurity risk applies to the Fund, its service providers and the companies in which the Fund invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Renminbi Yuan & Bond Fund
Renminbi Yuan & Bond Fund
Investment Objective

The Renminbi Yuan & Bond Fund seeks total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the Renminbi, the currency of China of which the Yuan is the unit.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Renminbi Yuan & Bond Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Renminbi Yuan & Bond Fund Renminbi Yuan & Bond Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%	[1]
[1]	The Fund charges a $15 fee for each payment of redemption proceeds by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Renminbi Yuan & Bond Fund Renminbi Yuan & Bond Fund Shares
Management Fees:	0.55%
Distribution (12b-1) Fees:	none
Shareholder Servicing Plan Fees	0.05%
Interest Expense	0.06%
All Other Expenses	2.35%
Other Expenses:	2.46%
Total Annual Fund Operating Expenses:	3.01%
Fee Waiver/Expense Reimbursement:	(2.05%)	[1]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement :	0.96%	[1]
[1]	The Adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 0.90% through June 30, 2027. To the extent that the Adviser absorbs expenses to satisfy this cap, it may recoup a portion or all of such amounts absorbed at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the expense cap in place at the time recoupment is sought, which cannot exceed the expense cap at the time of the waiver. The expense limitation agreement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Example

This Example is intended to help you compare the cost of investing in the Renminbi Yuan & Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Renminbi Yuan & Bond Fund | Renminbi Yuan & Bond Fund Shares | USD ($)	98	306	997	2,850

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Renminbi Yuan & Bond Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of Renminbi Yuan-denominated bonds that are issued by corporations and by the Chinese government (including its agencies or instrumentalities, quasi-governmental issuers (policy banks), and municipalities) and traded (i) over the counter in London, Hong Kong or on Euroclear or (ii) in other developing markets, including the China Interbank Bond Market (“CIBM”), and in cash and cash equivalents, bank deposits, certificates of deposit and short-term commercial paper denominated in Renminbi or Yuan. Renminbi (or “RMB”) is the official currency of China, with the principal unit being the Yuan. The Fund may, when desirable, invest up to 20% of its net assets in convertible securities of companies connected to the China region. The Fund also may invest in commercial paper, convertible securities and equity-linked notes, denominated in RMB or Yuan or other currencies. The Fund expects that it may hold a significant portion of its assets in cash and cash equivalents denominated in Renminbi or Yuan.

The market for Renminbi Yuan denominated securities is centered in Hong Kong, while foreign exchange can be traded in Hong Kong, London and New York. The Adviser expects that the Fund’s investments will be in sovereign, supranational and corporate issuers which may or may not be connected to the China region but which will be denominated in Renminbi Yuan. These instruments are often traded over the counter in Hong Kong and Europe, and may also be included on the CIBM. The bond market is heavily weighted toward China sovereign and corporate financial issuers (both Chinese and non-Chinese). The Adviser therefore expects the portfolio to have sector concentration in both sovereign and financial issues. The Fund is non-diversified and because its investment strategy is focused on RMB-denominated issuers, the Fund may hold a relatively small number of security positions compared to other diversified funds that hold securities in a broader range of companies.

The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of issuers and terms of bond issues). The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have fewer holdings than a fund that is not concentrated. The Fund may hold securities of all market capitalization companies, including companies in emerging markets. The Fund may invest in securities having short, medium or long-term maturities. The Fund may invest in securities that are considered “investment grade” or “high yield.” Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek a moderate level of current income and investments in dividend paying companies that have the ability to increase their dividends consistently over time.

Principal Risks
Performance

The annual returns bar chart demonstrates the risks of investing in the Renminbi Yuan & Bond Fund by showing how the Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as two indices of currency performance. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

The year-to-date return for the Fund as of March 31, 2024, was (0.54)%.

During the period shown in the bar chart, the best performance for a quarter was 5.78% (for the quarter ended September 30, 2022). The worst performance was (5.00)% (for the quarter ended December 31, 2016).

Average Annual Total Returns as of 12/31/23
Average Annual Total Returns - Renminbi Yuan & Bond Fund		1 Year	5 Years	10 Years
Renminbi Yuan & Bond Fund Shares		(0.09%)	1.08%	0.39%
Renminbi Yuan & Bond Fund Shares | After Taxes on Distributions	[1]	(0.09%)	0.80%	(0.20%)
Renminbi Yuan & Bond Fund Shares | After Taxes on Distributions and Sales	[1]	(0.05%)	0.33%	(0.15%)
RMB Cash Offshore (CNH)	[2]	(2.86%)	(0.73%)	(0.77%)
RMB Cash Onshore (CNY)	[2]	(2.84%)	(0.63%)	(0.75%)
Hang Seng Markit iBoxx Offshore RMB Overall Index		0.50%	2.60%	2.01%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[2]	Net change in exchange rate versus the U.S. Dollar

Renminbi Yuan & Bond Fund | Risk Lose Money [Member]
You can lose money by investing in this Fund.
Renminbi Yuan & Bond Fund | Market Risk

Market Risk. General market conditions can affect the value of the Fund’s securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

Renminbi Yuan & Bond Fund | Investing in Non US Companies

Investing in Non US Companies. Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal, and regulatory and other risks, based on the size of their securities markets, competition for investments, interest rates, and global or foreign trade activities (restrictions and tariffs, or threats of changes to restrictions or tariffs), and changes in the global economy , such as “Brexit”, the withdrawal of the United Kingdom from the European Union (EU). Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The Fund’s ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

Sensitivity to global events. Non US securities may be more sensitive to changes in global economy activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus and sanctions). Investing in non-US securities can also expose the Fund to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

Legal, Accounting, Audit and Disclosure may vary. Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities. Some foreign companies may be subject to special restrictions in U.S. markets due to non-compliance with U.S. audit inspection standards.

Renminbi Yuan & Bond Fund | Foreign Securities Market Risks

Foreign Securities Market Risks. Foreign securities markets generally have lower trading volumes than US markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund’s holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The Fund’s investments in securities traded on foreign markets could make this Fund more risky than a fund that only invests in securities traded on US exchanges.

Renminbi Yuan & Bond Fund | Emerging Markets Risks

Emerging Markets Risks. All of the risks of investing in foreign securities are heightened by investing in emerging markets. The Fund invests in companies in China, which remains designated as an emerging markets economy although it is the second largest economy in the world. The Fund’s investments in issuers connected to China involve risks and considerations not typically associated with investments in more developed economies or markets. Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increased volatility or more difficulty in determining the value or liquidity of holdings. Securities issued by companies in emerging markets are subject to a greater risk of market interventions, inflationary or deflationary forces, and potentially more monetary policy influences which can affect a security’s value. Some emerging markets such as Taiwan and Hong Kong may face more risks due to changes in policies or political positions of China.

Economies of developing or emerging market countries may be more dependent on relatively few industries and may be more responsive to local and global changes. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

Renminbi Yuan & Bond Fund | Management Risk
Management Risk. The Fund’s strategy may not achieve its investment objective; portfolio manager judgments about securities may be incorrect or the Adviser might not properly implement the strategy.
Renminbi Yuan & Bond Fund | Capitalization Risk

Capitalization Risk. The Fund invests in companies with a range of capitalizations, including small cap (under US$1 billion), medium cap (under US$5 billion) and large cap. Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

Small Companies. The Fund’s investments in securities issued by small companies may be more volatile in price than those of larger companies and involve substantial risks. Small issuers may be more sensitive to economic conditions, have more variable growth prospects, lack management experience and may have less capital for growth and development and limited product lines and markets; and may be more sensitive to interest rate increases, because it may be more difficult for these issuers to borrow money to invest in their businesses, and it may be more difficult for these issuers to repay loans.

Renminbi Yuan & Bond Fund | Liquidity Risk

Liquidity Risk. The Fund invests in securities, which may become illiquid, and there is liquidity risk associated with each Fund’s own shares. Securities in which a Fund invests could become illiquid, which means that the securities cannot be sold with seven days under current market conditions without significantly affecting the price at which the investment is carried on the Fund’s books. Investments that become illiquid may be more difficult to value. The Fund may be more sensitive to this risk because it invests in non-US securities. Some of the foreign markets in which the Fund invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the Fund’s shares to trade at a premium or discount. The Fund has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

Renminbi Yuan & Bond Fund | Fund Cybersecurity Risk

Fund Cybersecurity Risk. Cybersecurity risk applies to the Fund, its service providers and the companies in which the Fund invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund, please see the Principal Risks and Risks of Investing in Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Renminbi Yuan & Bond Fund | China Risk

China Risk. Political, social, currency-rate fluctuations or economic instability within China, or a decline or volatility of investor interest in China could cause the Fund’s investments to decline in value. The Fund could become adversely affected by restrictions or changes in restrictions on foreign ownership or currency exchange controls.

China. China’s government exercises significant control over its capital markets and currency markets, including its securities markets. China is also an emerging market. The Fund’s investments may be affected by currency and exchange rate fluctuations, price volatility, illiquidity and trading restrictions, which can differ between China’s stock exchanges and stock exchanges that list securities of companies economically tied to China. Changes in the regulatory, monetary or socioeconomic policies in China, and limitations on access to China issuers (including limitations on access through variable interest entities (VIEs)), could adversely affect the Fund’s investments in China. Foreign investors, such as the Fund, may face different risks than domestic investors when investing in companies in China, especially with respect to lack of transparency, fraud, volatility, corporate incentives, macro-economic shocks, national security and changes in US-China policy. China’s policies can also impact securities of companies economically tied to Hong Kong and Taiwan. See “Additional Risks of Investing in our Funds” for specific risks of investing in companies economically tied to China.

China Debt Risk. Investments in debt issued by Chinese companies can also be impacted by currency and exchange rate fluctuations, in addition to price volatility, illiquidity and changes in China’s regulatory, monetary and socioeconomic policies, and limitations on access to Chinese issuers or markets.

Renminbi Yuan & Bond Fund | Interest Rate Risk

Interest Rate Risk. Interest rate fluctuations or adverse news about an issuer may cause the Fund’s investments to decline in value. An increase in interest rates could cause the Fund’s investments to decline in value, and a change in interest rates could have a greater effect on the Fund’s longer term investments.

Renminbi Yuan & Bond Fund | Debt Securities Risk

Debt Securities Risk. Numerous factors can negatively impact the value of debt securities, including economic factors, such as the ability of issuers to pay principal and interest as the debt becomes due, interest rate fluctuations and inflation rates, as well as non-economic factors such as foreign government regulation and political events. The Fund may invest in securities of any maturity and quality and may invest without limit in securities that are rated below “investment grade” or the unrated equivalent. Many of the Renminbi Yuan bonds in which the Fund invests will not have a credit rating issued by a nationally recognized statistical ratings organization (“NRSRO”), and the Adviser will conduct its own determination of creditworthiness of the issuer.

Renminbi Yuan & Bond Fund | Credit Risk

Credit Risk. There is a risk that issuers of the Fund’s securities do not make interest or principal payments when due, or “pre-pay” or “extend” their obligations, or that the Fund invests in an unsecured debt instrument and the issuer defaults, any of which could cause the Fund’s investments to decline in value.

Renminbi Yuan & Bond Fund | Curreny Risk

Currency Risk. The Fund’s currency is US Dollars, while its investments are denominated in the Renminbi (“RMB”) and Yuan (traded as “CNH” in Hong Kong and “CNY” in mainland China). The Fund’s investments could decline in value if these currencies diverge from each other, or if Chinese currencies decline in value relative to the U.S. dollar.

Currency Exchange Risks. RMB, CNH and CNY fluctuate against the US Dollar and can be more volatile, especially during times of economic stress, and China may limit trading or repatriation of currencies. The Fund’s NAV could be affected by a change in foreign currency exchange rates. The Fund may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities.

RMB Risk. The Renminbi (RMB) may be traded offshore (primarily in Hong Kong, at present) or in mainland China. At present, the Fund can buy Renminbi only at the offshore exchange rate. The offshore and the onshore Renminbi exchange rates may diverge in value, which could decrease the value of the Fund’s investments if the currency is more desirable in one market than in another. The Fund will have to acquire RMB to make investments, and convert RMB to US dollars to pay redemptions. There is no guarantee that the Fund will be able to obtain access to the relatively more desirable currency, for investment purposes, and the Fund’s ability to convert RMB to U.S. dollars may be limited.

China Currency Risk. China’s currencies are subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Renminbi Yuan & Bond Fund | Concentration Risk

Concentration Risk. The Fund’s investments are concentrated in sovereign debt of China, and weighted in issuers in the banking and finance industries. The Fund’s investments could decline if these investment sectors decline in value. The Fund could face difficulty in selling its Renminbi Yuan bond holdings due to low liquidity or high volatility, and this risk would be enhanced due to its concentration in China investments. Offshore Renminbi Yuan-denominated bond issues are growing in number and issue with new supply but are still smaller compared to dollar-denominated issues and more developed markets which can result in less liquidity and greater price volatility. The number of new issues may vary and supply of new issues may be constrained.

Renminbi Yuan & Bond Fund | Diversification Risk

Diversification Risk. The Renminbi Yuan & Bond Fund is non-diversified. It may hold larger positions in a relatively small number of fixed income securities and may be exposed to fewer issuers. This may make the Fund’s performance more volatile than would be the case if it had a diversified investment portfolio. The Fund’s focus on a smaller number of issues or issuers including foreign companies and sovereign debt of exposes the Fund to great market risk and potential monetary losses than if the Fund’s assets were invested only in U.S. stocks.

Renminbi Yuan & Bond Fund | Risk of Large Shareholder Redemptions

Risk of Large Shareholder Redemptions. Certain entities, accounts, individuals may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities, accounts or individuals of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.